INCOME TAXES (Details 4) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Unrecognized Tax Benefits Roll Forward [Line Items]
Balance	¥ 8,345	¥ 7,122	¥ 4,148
Addition for tax positions	6,410	1,223	2,974
Balance	¥ 14,755	¥ 8,345	¥ 7,122